Fees Summary	Mar. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 349,958,000.00
Previously Paid Amount	0.00
Total Fee Amount	48,329.20
Total Offset Amount	0.00
Net Fee	48,329.20
Narrative - Max Aggregate Offering Price	$ 349,958,000.00
Final Prospectus	true